Schedule of outstanding warrants (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Warrants outstanding, beginning balance	232,438
Weighted average price outstanding, beginning balance	$ 2.37
Warrants, issued	24,094,759	232,438
Weighted average price, issued	$ 0.79	$ 2.37
Warrants, exercised	(50,000)
Weighted average price, exercised	$ 3.00
Warrants, expired	(232,438)
Weighted average price, expired	$ 2.02
Warrants, assumed in merger	368,345
Weighted average price, assumed in merger	$ 109.50
Warrants outstanding, ending balance	24,413,104	232,438
Weighted average price outstanding, ending balance	$ 2.42	$ 2.37